Segmented Information	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segmented Information

NOTE 10 - Segmented Information

The Company has one operating segment, being the acquisition and exploration of exploration and evaluation assets.

Geographic information is as follows:

	As at December 31, 2020
	Canada	US	Total
	$	$	$
Reclamation bonds	-	3,499,646	3,499,646
Property and equipment	2,736	172,200	174,936
Exploration and evaluation assets	-	244,065,107	244,065,107
Right-of-use assets	304,213	222,746	526,959
	306,949	247,959,699	248,266,648

	As at December 31, 2021
	Canada	US	Total
	$	$	$
Reclamation bonds	-	3,484,948	3,484,948
Property and equipment	1,231	69,044	70,275
Exploration and evaluation assets	-	263,224,666	263,224,666
Right-of-use assets	311,929	89,098	401,027
	313,160	266,867,756	267,180,916